CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenue:
Electric	$ 482,786	$ 468,530	$ 1,526,029	$ 1,577,663	$ 2,083,797	$ 2,156,920	$ 2,128,230
Natural gas	119,582	121,402	653,385	692,780	1,012,859	1,028,357	1,086,095
Other	3,365	3,783	11,495	11,563	16,515	2,020	831
Total operating revenue	605,733	593,715	2,190,909	2,282,006	3,113,171	3,187,297	3,215,156
Energy costs:
Purchased electricity	97,694	67,984	355,645	363,769	514,087	541,905	622,288
Electric generation fuel	76,863	92,510	180,531	202,741	263,493	261,332	204,956
Residential exchange	(19,530)	(30,963)	(92,297)	(84,587)	(129,036)	(81,053)	(73,555)
Purchased natural gas	46,436	42,550	282,334	310,128	458,691	488,201	538,612
Unrealized (gain) loss on derivative instruments, net	5,588	32,648	(6,339)	7,714	84,146	(102,744)	(133,606)
Utility operations and maintenance	131,208	132,109	400,355	411,068	550,146	529,939	512,765
Non-utility expense and other	1,573	2,911	7,106	8,627	13,109	(3,555)	814
Depreciation					370,962	364,324	337,952
Depreciation and amortization	107,759	105,905	314,348	312,821
Amortization					(5,356)	24,631	55,819
Conservation amortization	24,224	23,047	78,389	74,554	104,096	105,897	114,177
Taxes other than income taxes	64,030	59,945	228,942	228,534	310,982	303,260	319,399
Total operating expenses	535,845	528,646	1,749,014	1,835,369	2,535,320	2,432,137	2,499,621
Operating income	69,888	65,069	441,895	446,637	577,851	755,160	715,535
Other income (deductions):
Other income	4,732	10,956	14,770	19,817	24,038	38,693	49,069
Other expense	(1,621)	(1,806)	(4,843)	(5,032)	(7,457)	(7,134)	(11,770)
Non-hedged interest rate swap (expense) income	(1,156)	(323)	(4,571)	(2,430)	(3,915)	2,420	(4,288)
Interest charges:
AFUDC	2,102	1,474	5,262	4,189	5,611	11,261	22,216
Interest expense	(88,753)	(93,258)	(267,484)	(275,685)	(367,308)	(392,264)	(392,216)
Income (loss) before income taxes	(14,808)	(17,888)	185,029	187,496	228,820	408,136	378,546
Income tax (benefit) expense	(6,880)	(4,930)	51,665	51,749	56,985	122,408	104,725
Net income (loss)	$ (7,928)	$ (12,958)	$ 133,364	$ 135,747	$ 171,835	$ 285,728	$ 273,821